Expense Example, No Redemption - FidelityRealEstateIncomeFund-AMCIZPRO - FidelityRealEstateIncomeFund-AMCIZPRO - Fidelity Real Estate Income Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Real Estate Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 494
3 Years	694
5 Years	910
10 Years	1,531
Fidelity Advisor Real Estate Income Fund - Class C
Expense Example, No Redemption:
1 Year	174
3 Years	539
5 Years	928
10 Years	1,821
Fidelity Advisor Real Estate Income Fund - Class M
Expense Example, No Redemption:
1 Year	494
3 Years	694
5 Years	910
10 Years	1,531
Fidelity Advisor Real Estate Income Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	871
Fidelity Advisor Real Estate Income Fund - Class Z
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	$ 714